Goldman Sachs Tax-Advantaged Global Equity Portfolio Average Annual Total Returns - Class A Inst R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TAG Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.19%	9.57%	8.87%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.79%	10.40%	9.60%
Bloomberg U.S. Intermediate Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.41%	0.48%	1.23%
MSCI ACWI IMI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	9.66%	9.00%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.89%	9.01%	7.78%
Performance Inception Date	Apr. 30, 2008
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.44%	8.64%	7.43%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	7.11%	6.26%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.84%	10.66%	8.81%
Performance Inception Date	Apr. 30, 2008
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.79%	10.67%	8.82% [1]
Performance Inception Date	Dec. 29, 2017

[1]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.